Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 24, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re: Westcore Trust

File Nos. 2-75677 and 811-03373

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective June 23, 2008, do not differ from those filed in the Post-Effective Amendment No. 67 on June 23, 2008, which was filed electronically.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary